REVENUES - Contract assets activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Beginning balance	$ 206,750	$ 343,646
Deferral of costs on contracts where performance obligations were not complete		206,750	$ 343,646
Recognition of costs on contracts where performance obligations completed during the period		(343,646)
Net change during the nine months ended September 30, 2025	243,439
Ending balance	$ 450,189	$ 206,750	$ 343,646